Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 0	$ 0	$ 385,846	$ (364,543)	$ 21,303
Balance (in shares) at Dec. 31, 2018	0	166,636
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants (Notes 6, 7, & 10)	$ 0	$ 0	18,847	0	18,847
Issuance of common stock and warrants (Notes 6, 7, & 10) (in shares)	0	1,505,638
Related parties liabilities released (Notes 6 & 7)	$ 0	$ 0	96	0	$ 96
Issuance of common stock (including the exercise of warrants) (Note 10) (in shares)					1,129,226
Stock based compensation (Note 13)	$ 0	$ 0	1,310	0	$ 1,310
Stock based compensation (Note 13) (in shares)	0	8,979
Net income (loss)	$ 0	$ 0	0	(11,698)	(11,698)
Balance at Dec. 31, 2019	$ 0	$ 0	406,099	(376,241)	29,858
Balance (in shares) at Dec. 31, 2019	0	1,681,253
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 10)	$ 0	$ 7	71,828	0	71,835
Issuance of common stock (including the exercise of warrants) (Note 10) (in shares)	0	66,477,489
Issuable units (Notes 6, 7 & 8)	$ 0	$ 0	6,021	0	6,021
Change in fair value of conversion option (Note 8)	0	0	4,924	0	4,924
Issuance of option for units (Note 8)	0	0	543	0	543
Stock based compensation (Note 13)	$ 0	$ 0	869	0	869
Stock based compensation (Note 13) (in shares)	0	156,243
Net income (loss)	$ 0	$ 0	0	(18,356)	(18,356)
Balance at Dec. 31, 2020	$ 0	$ 7	490,284	(394,597)	95,694
Balance (in shares) at Dec. 31, 2020	0	68,314,985
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 10)	$ 0	$ 10	98,208	0	98,218
Issuance of common stock (including the exercise of warrants) (Note 10) (in shares)	0	92,387,541
Issuance of common stock and warrants for repayment of subordinated long-term debt (Note 6)	$ 0	$ 0	3,000	0	3,000
Issuance of common stock and warrants for repayment of subordinated long-term debt (Note 6) (in shares)	0	4,285,714
Issuance of common stock upon conversion of convertible notes (Note 7)	$ 0	$ 0	3,600	0	3,600
Issuance of common stock upon conversion of convertible notes (Note 7) (in shares)	0	3,000,000
Issuance of preferred shares to related party (Note 10)	$ 0	$ 0	250	0	250
Issuance of preferred shares to related party (Note 10) (in shares)	20,000	0
Stock based compensation (Note 13)	$ 0	$ 0	5,097	0	5,097
Stock based compensation (Note 13) (in shares)	0	6,700,000
Repurchase of common stock (Note 10)	$ 0	$ 0	11,708	0	(1,708)
Repurchase of common stock (Note 10) (in shares)	0	(1,702,103)
Repurchase of warrants (Notes 8 & 10)	$ 0	$ 0	11,023	0	(1,023)
Net income (loss)	0	0	0	41,348	41,348
Balance at Dec. 31, 2021	$ 0	$ 17	$ 597,708	$ (353,249)	$ 244,476
Balance (in shares) at Dec. 31, 2021	20,000	172,986,137